Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.50950%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$731,223.92

Principal:
Principal Collections	$13,802,593.91
Prepayments in Full	$5,140,428.19
Liquidation Proceeds	$95,534.36
Recoveries	$108,564.41
Sub Total	$19,147,120.87
Collections	$19,878,344.79

Purchase Amounts:
Purchase Amounts Related to Principal	$303,397.38
Purchase Amounts Related to Interest	$1,220.10
Sub Total	$304,617.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,182,962.27

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,182,962.27
Servicing Fee	$199,796.56	$199,796.56	$0.00	$0.00	$19,983,165.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,983,165.71
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,983,165.71
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,983,165.71
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,983,165.71
Interest - Class A-4 Notes	$132,988.31	$132,988.31	$0.00	$0.00	$19,850,177.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,850,177.40
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$19,756,218.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,756,218.40
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$19,688,352.98
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,688,352.98
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$19,605,133.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,605,133.40
Regular Principal Payment	$18,610,253.75	$18,610,253.75	$0.00	$0.00	$994,879.65
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$994,879.65
Residual Released to Depositor	$0.00	$994,879.65	$0.00	$0.00	$0.00
Total		$20,182,962.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,610,253.75
Total					$18,610,253.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$18,610,253.75	$140.36	$132,988.31	$1.00	$18,743,242.06	$141.36
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$18,610,253.75	$9.90	$378,032.31	$0.20	$18,988,286.06	$10.10

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$101,003,779.04	0.7617752	$82,393,525.29	0.6214158
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$229,973,779.04	0.1223681	$211,363,525.29	0.1124657

Pool Information
Weighted Average APR	3.550%	3.556%
Weighted Average Remaining Term	22.20	21.48
Number of Receivables Outstanding	27,801	26,731
Pool Balance	$239,755,877.76	$220,239,963.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$229,973,779.04	$211,363,525.29
Pool Factor	0.1234965	0.1134440

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$8,876,438.51
Targeted Overcollateralization Amount	$8,876,438.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,876,438.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$173,960.12
(Recoveries)		197	$108,564.41
Net Loss for Current Collection Period			$65,395.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3273%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6676%
Second Prior Collection Period			0.5007%
Prior Collection Period			0.1264%
Current Collection Period			0.3412%
Four Month Average (Current and Prior Three Collection Periods)			0.4090%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,155	$17,597,157.22
(Cumulative Recoveries)			$3,249,541.16
Cumulative Net Loss for All Collection Periods			$14,347,616.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7390%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,859.00
Average Net Loss for Receivables that have experienced a Realized Loss			$2,331.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.25%	390	$4,949,133.68
61-90 Days Delinquent	0.28%	46	$609,300.63
91-120 Days Delinquent	0.06%	9	$131,313.23
Over 120 Days Delinquent	0.42%	61	$918,865.07
Total Delinquent Receivables	3.00%	506	6,608,612.61

Repossession Inventory:
Repossessed in the Current Collection Period		15	$180,454.06
Total Repossessed Inventory		21	$292,422.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3480%
Prior Collection Period			0.3993%
Current Collection Period			0.4340%
Three Month Average			0.3937%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer